INTANGIBLES - Narrative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets Disclosure [Line Items]
Trade names	$ 603,400	$ 510,500
Intangible assets, amortization expense	$ 36,516	$ 22,698	$ 21,663
Patents
Intangible Assets Disclosure [Line Items]
Intangible assets, weighted average useful life (years)	10 years
Customer Relationships
Intangible Assets Disclosure [Line Items]
Intangible assets, weighted average useful life (years)	17 years
Intellectual Property
Intangible Assets Disclosure [Line Items]
Intangible assets, weighted average useful life (years)	15 years